Lease	12 Months Ended
Dec. 31, 2023
Presentation of leases for lessee [abstract]
Lease
16. Lease
16.1 The Group as a Lessee
16.1.1 Amounts recognized in the consolidated statements of financial position related to lease as of December 31, 2022 and 2023, are as follows:

	December 31, 2022		December 31, 2023
	(In millions of Korean won)
Right-of-use property and equipment:*
Real estate	￦	557,122	￦	548,308
Vehicles		20,281		21,030
Others		7,138		4,378

		584,541		573,716

Right-of-use intangible assets*		2,602		1,595

	￦	587,143	￦	575,311

Lease liabilities*	￦	592,697	￦	588,803

*	Included in property and equipment, intangible assets, and other liabilities.
16.1.2 Amounts recognized in the consolidated statements of comprehensive income related to lease for the years ended December 31, 2022 and 2023, are as follows:

	2022		2023
	(In millions of Korean won)
Depreciation and amortization of right-of-use assets:
Real estate	￦	271,703	￦	243,893
Vehicles		17,661		18,710
Others		7,145		2,748
Intangible assets		1,012		1,008

	￦	297,521	￦	266,359

Interest expenses on the lease liabilities	￦	17,849	￦	21,699
Expense relating to short-term lease		4,388		4,427
Expense relating to lease of low-value assets that are not short-term lease		10,089		5,141
Expense relating to variable lease payments not included in lease liabilities (included in administrative expenses)		3		165

Total cash
outflows
for lease for the years ended December 31, 2022 and 2023 are ￦ 272,050 million and ￦ 244,785 million, respectively.
16.2 The Group as a Lessor
16.2.1 The Group as a finance lessor
16.2.1.1 Gross investment in the lease and present value of minimum lease payments as of December 31, 2022 and 2023, are as follows:

	December 31, 2022				December 31, 2023
	Gross investment in the lease		Present value of minimum lease payments		Gross investment in the lease		Present value of minimum lease payments
	(In millions of Korean won)
Up to 1 year	￦	509,316	￦	363,085	￦	368,316	￦	269,111
1-5 years		679,773		516,701		465,321		364,770
Over 5 years		10,166		10,167		1,250		1,250

	￦	1,199,255	￦	889,953	￦	834,887	￦	635,131

16.2.1.2 Unearned finance income on finance lease as of December 31, 2022 and 2023, are as follows:

	December 31, 2022		December 31, 2023
	(In millions of Korean won)
Gross investment in the lease	￦	1,199,255	￦	834,887
Net investment in the lease:
Present value of minimum lease payments		889,953		635,131
Present value of unguaranteed residual value		232,047		141,969

		1,122,000		777,100

Unearned finance income	￦	77,255	￦	57,787

16.2.2 The Group as an operating lessor
Future minimum lease payments to be received from the
non-cancellable
lease contracts as of December 31, 2022 and 2023, are as follows:

	December 31, 2022		December 31, 2023
	(In millions of Korean won)
Minimum lease payments to be received:
Up to 1 year	￦	919,299	￦	934,238
1-5 years		1,576,352		1,827,136
Over 5 years		227,946		262,157

	￦	2,723,597	￦	3,023,531